June 28, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

RE:	Managed Portfolio Series (the “Trust”)
File Nos.: 333-172080 and 811-22525
V-Shares US Leadership Diversity ETF (S000074719)
V-Shares MSCI World ESG Materiality and Carbon Transition ETF (S000076256)

Dear Sir or Madam:

On behalf of the Trust and its series, V-Shares US Leadership Diversity ETF and V-Shares MSCI World ESG Materiality and Carbon Transition ETF (the “Funds”) attached please find a Preliminary Proxy Statement on Schedule 14A to solicit shareholder approval of a new investment sub-advisory agreement among V-Square Quantitative Management and Vident Advisory. The pending change of control, which is discussed in greater detail in the filing, has resulted in other similar filings (see SEC Accession No. 0000894189-23-003718, 0000894189-23-003852 and 0000894189-23-003780).

If you have any questions or require further information, please contact Ryan Charles at 602-877-7926 or via email at ryan@khc.law.

Sincerely,

/s/ Ryan Charles
Ryan Charles
Principal